New and amended IFRS standards	12 Months Ended
Dec. 31, 2021
Accounting Policies, Changes, Accounting Estimates And Errors [Abstract]
New and amended IFRS standards	New and amended IFRS standards
(i)New and amended IFRS standards

There are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2021, that are relevant to the Group and that have had any impact in the interim periods. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, and hence are not listed here.
(ii)Recently adopted IFRS standards
IFRS 16 “Leases” has been adopted by the Group from January 1, 2019. Under IAS 17, lessees were required to make a distinction between a finance lease (on balance sheet) and an operating lease (off balance sheet). IFRS 16 now requires lessees to recognize an asset, being the right to use the leased item, and a financial liability, reflecting future lease payments, for virtually all lease contracts, though there was an optional exemption for certain short-term leases and leases of low-value assets.
The Group has applied the modified retrospective approach, which requires the recognition of the cumulative effect of initially applying IFRS 16 as of January 1, 2019 to accumulated losses without restating prior years. Since the Group recognized the right-of-use assets at an amount equal to the lease liabilities there was no impact on accumulated losses. The new accounting policy for leases is set out in note 3.13, “Leases”.
The Group has elected to apply the following practical expedients in adopting IFRS 16: (i) not to recognize right-of-use assets and lease liabilities for leases of low value, (ii) to apply hindsight in determining the lease term for contracts which contain certain options to extend or terminate the lease, (iii) to account for each lease component and any non-lease components as a single lease component, (iv) to rely on its assessment of whether leases were onerous by applying IAS 37 Provisions, Contingent Liabilities and Contingent Assets immediately before the date of application, and (v) to exclude initial direct costs for the measurement of the right-of-use asset at the date of initial application. The Group’s weighted average incremental borrowing rate calculated as of January 1, 2019 was 2.66%.
The following table reconciles the Group's operating lease obligations at December 31, 2018, as computed under the Group's previous accounting policy with the lease obligations recognized on initial application of IFRS 16 at January 1, 2019.

(in KUSD)

Operating lease commitments at December 31, 2018	4,378

Discounted at the incremental borrowing rate as at January 1, 2019	3,976
Short-term leases recognized on a straight-line basis as expenses	(15)
Low-value leases recognized on a straight-line basis as expenses	—
Extension options reasonably certain to be exercised	1,462
Lease obligations recognized at January 1, 2019	5,423

Of which are:
Lease liabilities (short-term)	924
Lease liabilities (long-term)	4,499
In accordance with the adoption of IFRS 16 “Leases” as of January 1, 2019, the Group recorded at initial recognition a non-cash KUSD 5,423 right-of-use asset and corresponding lease liability. The Group’s Consolidated Statement of Operation for the year ended December 31, 2019 was impacted by an increase in depreciation of right-of-use leased assets of KUSD 1,064 and a reduction in operating lease expenses of KUSD 1,002. The increase in interest expense was KUSD 141. During the same periods, the Group’s cash flow statement was impacted by a shift of KUSD 1,143 from cash generated from operations to net cash used in financing activities. Overall, IFRS 16 was cash neutral for the Group.